Other operating expenses	12 Months Ended
Mar. 31, 2018
Other operating expenses
Other operating expenses

12. Other operating expenses

	March 31,
	2016	2017	2018
Commission	558,109	746,959	894,504
Communication	64,133	65,774	71,825
Legal and professional fees	208,818	203,449	308,625
Outsourcing fees	23,614	33,888	40,242
Payment gateway and other charges	483,039	535,058	743,018
Advances written-off (refer to Note 21)	7,179	12,047	11,703
Trade and other receivables written-off (refer to Note 26)	106,933	80,193	119,388
Duties and taxes	9,242	12,963	95,413
Rent	142,350	148,738	178,650
Repairs and maintenance	203,160	227,678	300,889
Travelling and conveyance	117,863	112,216	138,242
Insurance	1,673	12,067	39,117
Remeasurement of contingent consideration (refer to Note 43)	—	—	294,344
Corporate social responsibility (CSR) expense	—	—	10,245
Miscellaneous expenses	41,049	26,857	37,825

Total	1,967,162	2,217,887	3,284,030